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                   MORGAN STANLEY LIQUID ASSET FUND INC.
                 C/O MORGAN STANLEY DEAN WITTER TRUST FSB
            HARBORSIDE FINANCIAL CENTER, PLAZA TWO, 7TH FLOOR
                          JERSEY CITY, NY 07311



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Morgan Stanley Liquid Asset Fund Inc.
     File No. 811-2575

Dear Sir or Madam:

     We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on October 26, 2001. The Prospectus contains the audited financial statements of Morgan Stanley Liquid Asset Fund for the fiscal year end August 31, 2001. The Annual Report is hereby incorporated by reference.

                                           Very truly yours,

                                       /s/ Barry Fink
                                           Barry Fink
                                           Vice President



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